Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000018231 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018231 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018231 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018231 | B
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000018231 | BB
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000018231 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018231 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018231 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000018231 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018231 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018231 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018231 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018231 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018231 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018231 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018231 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018231 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018231 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000018233 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018233 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018233 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018233 | B
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000018233 | BB
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000018233 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018233 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018233 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000018233 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018233 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018233 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018233 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018233 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018233 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018233 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018233 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018233 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018233 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000175112 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175112 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000175112 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000175112 | B
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000175112 | BB
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000175112 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000175112 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000175112 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000175112 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000175112 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175112 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175112 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000175112 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175112 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000175112 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175112 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175112 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000175112 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000069253 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069253 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000069253 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000069253 | B
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000069253 | BB
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000069253 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069253 | A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000069253 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000069253 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069253 | IndustryRetailers
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069253 | IndustryLodging
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069253 | IndustryHealthcare
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069253 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069253 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069253 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069253 | IndustryProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000069253 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000069253 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000223747 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223747 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223747 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223747 | WiseTech Global Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223747 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223747 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223747 | ARM Holdings PLC, ADRFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223747 | Trip.com Group Ltd., ADRFR_89677Q107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223747 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223747 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223747 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000223747 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223747 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223747 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223747 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223747 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223747 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000223747 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223747 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223747 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223747 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223747 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000223747 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223747 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223747 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223747 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223747 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223747 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223747 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223747 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223747 | China
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000223747 | United States
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000223748 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223748 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223748 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223748 | WiseTech Global Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223748 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223748 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223748 | ARM Holdings PLC, ADRFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223748 | Trip.com Group Ltd., ADRFR_89677Q107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223748 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223748 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223748 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000223748 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223748 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223748 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223748 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223748 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223748 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000223748 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223748 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223748 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223748 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223748 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000223748 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223748 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223748 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223748 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223748 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223748 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223748 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223748 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223748 | China
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000223748 | United States
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000223749 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223749 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223749 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223749 | WiseTech Global Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223749 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223749 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223749 | ARM Holdings PLC, ADRFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223749 | Trip.com Group Ltd., ADRFR_89677Q107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223749 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223749 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223749 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000223749 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223749 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223749 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223749 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223749 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223749 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000223749 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223749 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223749 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223749 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223749 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000223749 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223749 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223749 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223749 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223749 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223749 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223749 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223749 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223749 | China
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000223749 | United States
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000223746 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223746 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000223746 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223746 | WiseTech Global Ltd.FR_BZ8GX8906
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223746 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223746 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223746 | ARM Holdings PLC, ADRFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223746 | Trip.com Group Ltd., ADRFR_89677Q107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223746 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223746 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223746 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000223746 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000223746 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223746 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000223746 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000223746 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000223746 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000223746 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223746 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000223746 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000223746 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000223746 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000223746 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000223746 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223746 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000223746 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000223746 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000223746 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223746 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000223746 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000223746 | China
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000223746 | United States
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000018234 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018234 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000018234 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018234 | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018234 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018234 | BBB
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000018234 | A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018234 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018234 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018234 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018234 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000018234 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018234 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018234 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000018234 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018234 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018234 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018234 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018234 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018234 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018234 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000018236 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018236 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000018236 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018236 | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018236 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018236 | BBB
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000018236 | A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018236 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018236 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018236 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018236 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000018236 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018236 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018236 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000018236 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018236 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018236 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018236 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018236 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018236 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018236 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000125485 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000125485 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000125485 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000125485 | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000125485 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125485 | BBB
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000125485 | A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125485 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000125485 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000125485 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125485 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000125485 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125485 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125485 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000125485 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125485 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125485 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125485 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125485 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125485 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000125485 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000018238 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018238 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000018238 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018238 | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018238 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018238 | BBB
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000018238 | A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018238 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000018238 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018238 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018238 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000018238 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018238 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018238 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000018238 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018238 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018238 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018238 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018238 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018238 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018238 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000082998 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082998 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000082998 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082998 | B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000082998 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000082998 | BBB
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000082998 | A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000082998 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000082998 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000082998 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000082998 | Independent Energy
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000082998 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000082998 | IndustryMidstream
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082998 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000082998 | IndustryABS Home Equity
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082998 | IndustryFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000082998 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082998 | IndustryBanking
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082998 | IndustryABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000082998 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000082998 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000018251 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018251 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000018251 | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018251 | B
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000018251 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000018251 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000018251 | A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018251 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018251 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018251 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018251 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000018251 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018251 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018251 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018251 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018251 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018251 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018251 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000018251 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018253 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018253 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000018253 | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018253 | B
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000018253 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000018253 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000018253 | A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018253 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018253 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018253 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018253 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000018253 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018253 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018253 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018253 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018253 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018253 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018253 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000018253 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000125487 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125487 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000125487 | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125487 | B
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000125487 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000125487 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000125487 | A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125487 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000125487 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000125487 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000125487 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000125487 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125487 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125487 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000125487 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000125487 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125487 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000125487 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000125487 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018254 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018254 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000018254 | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018254 | B
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000018254 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000018254 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000018254 | A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018254 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018254 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018254 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018254 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000018254 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018254 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018254 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018254 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018254 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018254 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018254 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000018254 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000082999 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000082999 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000082999 | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000082999 | B
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000082999 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000082999 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000082999 | A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000082999 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000082999 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000082999 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082999 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000082999 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000082999 | IndustryIndependent Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082999 | IndustryCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000082999 | IndustryTechnology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000082999 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000082999 | IndustryABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000082999 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000082999 | IndustrySovereigns
Holdings [Line Items]
Percent of Net Asset Value	6.20%